Derivatives - Non-designated Hedging Instrument Gains (Losses) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Foreign currency forward contracts	$ 0	$ 0	$ 0	$ (30)